Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 439,000.00
Previously Paid Amount	0.00
Total Fee Amount	38.19
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 38.19
Narrative - Max Aggregate Offering Price	$ 439,000.00
Final Prospectus	true